Per Share Amounts	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Per Share Amounts

14. PER SHARE AMOUNTS
A) Net Earnings (Loss) Per Common Share – Basic and Diluted

For the years ended December 31,	2022	2021	2020
Net Earnings (Loss)	6,450	587	(2,379)
Effect of Cumulative Dividends on Preferred Shares	(35)	(34)	—
Net Earnings (Loss) – Basic and Diluted	6,415	553	(2,379)

Basic – Weighted Average Number of Shares	1,951.3	2,016.2	1,228.9
Dilutive Effect of Warrants	44.8	27.6	—
Dilutive Effect of Net Settlement Rights	10.0	1.3	—
Diluted – Weighted Average Number of Shares	2,006.1	2,045.1	1,228.9

Net Earnings (Loss) Per Common Share – Basic ($)	3.29	0.27	(1.94)
Net Earnings (Loss) Per Common Share – Diluted (1) (2) ($)	3.20	0.27	(1.94)
(1)For the year ended December 31, 2022, net earnings of $52 million (2021 – $22 million; 2020 – $nil) and common shares of 1.6 million (2021 – 1.9 million; 2020 – nil) related to the assumed exercise of the Cenovus replacement stock options, were excluded from the calculation of dilutive net earnings (loss) per share. For further information on the Company’s stock-based compensation plans, see Note 34.
(2)For the year ended December 31, 2021 and December 31, 2020, NSRs of 18 million and 31 million, respectively, were excluded from the calculation of diluted weighted average number of shares as their effect would have been anti-dilutive or their exercise prices exceeded the market price of Cenovus’s common shares.
B) Common Share Dividends

	2022		2021		2020
For the years ended December 31,	Per Share	Amount	Per Share	Amount	Per Share	Amount
Base Dividends	0.350	682	0.088	176	0.063	77
Variable Dividends	0.114	219	—	—	—	—
Total Common Share Dividends Declared and Paid	0.464	901	0.088	176	0.063	77
The declaration of common share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.
On February 15, 2023, the Company’s Board of Directors declared a first quarter base dividend of $0.105 per common share, payable on March 31, 2023, to common shareholders of record as at March 15, 2023.
C) Preferred Share Dividends

For the years ended December 31,	2022	2021
Series 1 First Preferred Shares	7	7
Series 2 First Preferred Shares	1	1
Series 3 First Preferred Shares	12	12
Series 5 First Preferred Shares	9	9
Series 7 First Preferred Shares	6	5
Total Preferred Share Dividends Declared	35	34
The declaration of preferred share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.
On January 3, 2023, the Company paid dividends on Cenovus’s preferred shares as declared on November 1, 2022.
On February 15, 2023, the Company’s Board of Directors declared first quarter dividends for Cenovus’s preferred shares, payable on March 31, 2023, in the amount of $9 million, to preferred shareholders of record as at March 15, 2023.